Land use rights, net	12 Months Ended
Dec. 31, 2020
Land use rights, net
Land use rights, net
12. Land use rights, net
Land use rights, net consist of the following:

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Land use rights	11,380,221	11,786,977
Less: accumulated amortization	(488,479)	(662,064)

Net book value	10,891,742	11,124,913

Amortization expenses for land use rights were RMB181,101,000, RMB222,143,000 and RMB228,844,000 for the years ended December 31, 2018, 2019 and 2020, respectively.
As of December 31, 2020, amortization expenses related to the land use rights for future periods are estimated to be as follows:

	For the year ended December 31,
	2021	2022	2023	2024	2025	2026 and thereafter
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Amortization expenses	237,578	237,578	237,578	237,578	237,578	9,937,023